Related Party Disclosures - Additional information (Details) $ / shares in Units, € in Thousands, $ in Thousands	1 Months Ended		4 Months Ended	12 Months Ended
	May 31, 2023 EUR (€) shares	Nov. 30, 2022 USD ($)	Oct. 31, 2022 EUR (€) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 $ / shares	May 31, 2023 USD ($) $ / shares shares
Related Party Disclosures
Initial recognition of May 2023 Warrants				€ 82,829
Proceeds from exercise of May 2023 Warrants				1,091
Cash remuneration				298	€ 320
Proceeds from the 2021 PIPE capital increase						€ 381,208
Success fees and JSOP					(4,568)
Bonus liability				0	1,003
Ifrs General And Administrative Expense [Member]
Related Party Disclosures
Future fund rasing cap				906	€ 0
Joint Stock Ownership Plan
Related Party Disclosures
Success fees and JSOP				€ 1,003
Cash payment | $		$ 9,900
Cloud subscription
Related Party Disclosures
Exchange of shares | shares				3,101,523
Other capital reserves
Related Party Disclosures
Initial recognition of May 2023 Warrants	€ 82,829			€ 82,829
Class A shares
Related Party Disclosures
Exchange of shares | shares			5,356,000
Warrants exercised | shares				24,007,607	10
Proceeds from the 2021 PIPE capital increase			€ 12,498
May 2023 Warrants
Related Party Disclosures
Exercise price | $ / shares								$ 0.05
May 2023 Warrants | Subscribed capital
Related Party Disclosures
Exercise of May 2023 Warrants	2,453
May 2023 Warrants | Share premium
Related Party Disclosures
Exercise of May 2023 Warrants	€ 24,231
Key management
Related Party Disclosures
Contribution of related party				€ 2,142	€ 15,461
Exchange of shares | shares				1,838,459	12,192,306
Acquiring ownership percentage				0.40%	3.10%
Grants (in shares) | shares				7,925,000	3,557,000
Exercised (in shares) | shares				2,623,000	1,872,000
Forfeited (in shares) | shares				3,878,000	6,553,000
Options outstanding | shares				14,153,000	12,437,000
Cash payment				€ 906	€ 2,457
Key management | Warrant reserve
Related Party Disclosures
Exchange of shares | shares				459,612	6,096,151
Aceville | Other capital reserves
Related Party Disclosures
Initial recognition of May 2023 Warrants				€ 82,829
Aceville | May 2023 Warrants
Related Party Disclosures
Warrants issued | shares	184,210,526							184,210,526
Exercise price | $ / shares							$ 0.05	$ 1.00
Initial funding amount from Aceville | $								$ 100,000
Additional funding amount from Aceville | $								75,000
Additional funding from third parties | $								$ 75,000
Derivative financial asset	€ 82,829
Proceeds from exercise of May 2023 Warrants	€ 1,091			1,091
Aceville | May 2023 Warrants | Subscribed capital
Related Party Disclosures
Exercise of May 2023 Warrants				2,453
Aceville | May 2023 Warrants | Share premium
Related Party Disclosures
Exercise of May 2023 Warrants				€ 24,231
Aceville | May 2023 Warrants | Class A shares
Related Party Disclosures
Warrants exercised | shares	24,007,607			24,007,607